AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Health Care – 19.4%
Biotechnology – 4.5%
Gilead Sciences, Inc.	252,804	$35,885,528
Regeneron Pharmaceuticals, Inc.	47,183	34,983,835
United Therapeutics Corp.(a)	26,418	12,402,987

		83,272,350

Health Care Equipment & Supplies – 2.5%
Align Technology, Inc.(a)	53,760	8,764,493
GE HealthCare Technologies, Inc.	222,001	17,531,419
ResMed, Inc.	76,670	19,804,627

		46,100,539

Health Care Providers & Services – 5.2%
Cencora, Inc.	86,359	31,021,880
HCA Healthcare, Inc.	31,226	15,246,719
Quest Diagnostics, Inc.	122,401	22,892,659
UnitedHealth Group, Inc.	94,280	27,051,760

		96,213,018

Life Sciences Tools & Services – 2.9%
Agilent Technologies, Inc.	217,900	29,165,915
Charles River Laboratories International, Inc.(a)	110,820	23,325,394

		52,491,309

Pharmaceuticals – 4.3%
Johnson & Johnson	349,656	79,459,326

		357,536,542

Financials – 18.8%
Banks – 7.9%
Citigroup, Inc.	278,606	32,237,500
East West Bancorp, Inc.	78,800	9,017,872
JPMorgan Chase & Co.	215,517	65,924,495
Wells Fargo & Co.	418,278	37,849,976

		145,029,843

Capital Markets – 2.7%
Raymond James Financial, Inc.	99,360	16,479,850
S&P Global, Inc.	63,379	33,450,802

		49,930,652

Financial Services – 6.5%
Berkshire Hathaway, Inc.–Class B(a)	142,831	68,634,581
Jack Henry & Associates, Inc.	69,340	12,426,421
Mastercard, Inc.–Class A	59,790	32,214,254
MGIC Investment Corp.	236,713	6,372,314

		119,647,570

Insurance – 1.7%
Axis Capital Holdings Ltd.	165,825	17,109,824

Company	Shares	U.S. $ Value

MetLife, Inc.	190,748	$15,046,202
		32,156,026

		346,764,091

Industrials – 16.6%
Aerospace & Defense – 4.2%
Curtiss-Wright Corp.	15,705	10,313,316
RTX Corp.	333,244	66,958,717

		77,272,033

Building Products – 2.1%
Allegion PLC	78,513	12,985,265
Otis Worldwide Corp.	151,600	12,949,672
Owens Corning	100,540	12,048,714

		37,983,651

Commercial Services & Supplies – 1.5%
Veralto Corp.	285,708	28,279,378

Electrical Equipment – 1.4%
Generac Holdings, Inc.(a)	108,521	18,235,869
nVent Electric PLC	75,668	8,494,490

		26,730,359

Ground Transportation – 2.7%
CSX Corp.	452,950	17,103,392
JB Hunt Transport Services, Inc.	39,720	8,052,038
Landstar System, Inc.	128,140	19,138,991
Uber Technologies, Inc.(a)	71,200	5,699,560

		49,993,981

Machinery – 4.0%
Allison Transmission Holdings, Inc.	101,595	11,043,376
ITT, Inc.	109,180	19,903,514
PACCAR, Inc.	205,464	25,253,580
Westinghouse Air Brake Technologies Corp.	75,548	17,386,617

		73,587,087

Trading Companies & Distributors – 0.7%
MSC Industrial Direct Co., Inc.–Class A(b)	143,766	12,125,224

		305,971,713

Consumer Discretionary – 9.6%
Automobile Components – 0.7%
BorgWarner, Inc.	260,958	12,372,019

Distributors – 1.5%
Genuine Parts Co.	79,440	11,041,366
Pool Corp.	65,040	16,526,013

		27,567,379

Hotels, Restaurants & Leisure – 1.2%
Yum! Brands, Inc.	138,680	21,564,740

Specialty Retail – 5.8%
Dick’s Sporting Goods, Inc.(b)	97,803	19,756,206

Company	Shares	U.S. $ Value

Lowe’s Cos., Inc.	153,670	$41,039,110
Ross Stores, Inc.	173,781	32,783,786
Ulta Beauty, Inc.(a)	20,649	13,367,337

		106,946,439

Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc.–Class B	136,714	8,450,292

		176,900,869

Information Technology – 8.4%
Communications Equipment – 2.5%
Cisco Systems, Inc.	595,180	46,614,498

Electronic Equipment, Instruments & Components – 0.8%
Zebra Technologies Corp.–Class A(a)	65,431	15,374,976

Semiconductors & Semiconductor Equipment – 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	100,198	33,121,451
Texas Instruments, Inc.	160,550	34,606,553

		67,728,004

Software – 0.8%
Salesforce, Inc.	67,470	14,323,206

Technology Hardware, Storage & Peripherals – 0.6%
NetApp, Inc.	107,040	10,313,304

		154,353,988

Communication Services – 7.5%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	837,860	21,960,310

Entertainment – 1.9%
Walt Disney Co. (The)	310,320	35,004,096

Interactive Media & Services – 4.4%
Alphabet, Inc.–Class C	154,760	52,390,903
Meta Platforms, Inc.–Class A	40,260	28,846,290

		81,237,193

		138,201,599

Energy – 7.0%
Energy Equipment & Services – 1.1%
Cactus, Inc.–Class A(b)	200,100	11,251,623
SLB Ltd.	193,090	9,341,694

		20,593,317

Oil, Gas & Consumable Fuels – 5.9%
APA Corp.(b)	526,050	13,892,981
Chevron Corp.	224,641	39,738,993
ConocoPhillips	188,476	19,644,853
EOG Resources, Inc.	235,123	26,364,342

Company	Shares	U.S. $ Value

Phillips 66	54,675	$7,849,143

		107,490,312

		128,083,629

Consumer Staples – 6.9%
Consumer Staples Distribution & Retail – 4.2%
Casey’s General Stores, Inc.	30,408	18,442,452
US Foods Holding Corp.(a)	157,390	13,160,952
Walmart, Inc.	384,740	45,837,923

		77,441,327

Tobacco – 2.7%
Philip Morris International, Inc.	274,338	49,227,211

		126,668,538

Materials – 1.9%
Chemicals – 0.7%
CF Industries Holdings, Inc.	137,932	12,859,401

Metals & Mining – 1.2%
Steel Dynamics, Inc.	117,374	21,076,849

		33,936,250

Real Estate – 1.8%
Real Estate Management & Development – 1.0%
Jones Lang LaSalle, Inc.(a)	50,680	18,138,879

Specialized REITs – 0.8%
Public Storage	55,491	15,326,059

		33,464,938

Total Common Stocks (cost $1,304,226,309)		1,801,882,157

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio– Class AB, 3.54%(c) (d) (e) (cost $38,331,578)	38,331,578	38,331,578
Total Investments – 100.0% (cost $1,342,557,887)(f)		1,840,213,735
Other assets less liabilities – 0.0%		271,948

Net Assets – 100.0%		$1,840,485,683

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.

(f)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $519,292,661 and gross unrealized depreciation of investments was $(21,636,813), resulting in net unrealized appreciation of $497,655,848.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,801,882,157	$—	$—	$1,801,882,157
Short-Term Investments	38,331,578	—	—	38,331,578

Total Investments in Securities	1,840,213,735	—	—	1,840,213,735
Other Financial Instruments(b)	—	—	—	—

Total	$1,840,213,735	$—	$—	$1,840,213,735

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$32,450	$111,060	$105,178	$38,332	$202
AB Government Money Market Portfolio*	10,678	7,162	17,840	0	6
Total	$43,128	$118,222	$123,018	$38,332	$208

*	Investments of cash collateral for securities lending transactions.